Insurance Contracts - Summary of Financial Assets Subject to the Overlay Approach (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	₩ 8,936,098	₩ 8,343,604
Due from financial institutions
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	69,469	80,179
Debt securities
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	8,806,018	8,023,999
Equity securities
Disclosure of financial assets to which overlay approach is applied [line items]
Financial assets to which overlay approach is applied	₩ 60,611	₩ 239,426